Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%		Shares	Value
Basic Materials - 1.8%
Linde PLC		4,825	$2,204,880
Newmont Corp.		15,056	1,691,542
Sherwin-Williams Co.		1,446	512,809
			4,409,231

Communications - 16.9%
Alphabet, Inc. - Class C		42,770	14,478,928
Amazon.com, Inc. (a)		40,760	9,753,868
AppLovin Corp. - Class A (a)		1,146	542,184
Arista Networks, Inc. (a)		4,862	689,140
AT&T, Inc.		30,512	799,720
Booking Holdings, Inc.		134	670,247
Cisco Systems, Inc.		15,563	1,218,894
Meta Platforms, Inc. - Class A		9,107	6,525,165
Motorola Solutions, Inc.		1,289	518,874
Netflix, Inc. (a)		26,460	2,209,145
Palo Alto Networks, Inc. (a)		2,763	488,968
T-Mobile US, Inc.		6,384	1,258,989
Uber Technologies, Inc. (a)		9,505	760,875
Verizon Communications, Inc.		29,136	1,297,135
Walt Disney Co.		7,632	860,890
			42,073,022

Consumer, Cyclical - 8.3%
Costco Wholesale Corp.		1,937	1,821,264
Lowe's Cos., Inc.		10,237	2,733,893
Marriott International, Inc. - Class A		3,473	1,095,037
McDonald's Corp.		6,935	2,184,525
NIKE, Inc. - Class B		4,907	303,302
PulteGroup, Inc.		11,910	1,489,822
Starbucks Corp.		4,609	423,798
Tesla, Inc. (a)		11,814	5,084,864
TJX Cos., Inc.		14,170	2,122,808
Walmart, Inc.		28,075	3,344,855
			20,604,168

Consumer, Non-cyclical - 12.7%
Abbott Laboratories		12,025	1,314,333
AbbVie, Inc.		8,641	1,927,029
Altria Group, Inc.		24,538	1,521,111
Amgen, Inc.		2,749	939,828
Archer-Daniels-Midland Co.		7,524	506,440
Bristol-Myers Squibb Co.		8,607	473,815
Cintas Corp.		9,898	1,894,378
Colgate-Palmolive Co.		5,659	510,951
CVS Health Corp.		5,151	383,853
Danaher Corp.		2,662	582,685
Elevance Health, Inc.		911	314,969
Eli Lilly & Co.		3,354	3,478,601
Gilead Sciences, Inc.		5,452	773,911
HCA Healthcare, Inc.		688	335,930
Intuitive Surgical, Inc. (a)		4,340	2,188,315
Johnson & Johnson		10,115	2,298,634
McKesson Corp.		519	431,398
Medtronic PLC		5,774	594,491
Merck & Co., Inc.		12,288	1,354,998
Mondelez International, Inc. - Class A		9,969	582,887
PepsiCo, Inc.		16,005	2,458,848
Pfizer, Inc.		23,841	630,356
Procter & Gamble Co.		9,811	1,489,015
Quanta Services, Inc.		722	342,683
S&P Global, Inc.		1,348	711,461
Stryker Corp.		3,746	1,384,372
Thermo Fisher Scientific, Inc.		962	556,623
UnitedHealth Group, Inc.		4,027	1,155,467
Vertex Pharmaceuticals, Inc. (a)		1,004	471,780
			31,609,162

Energy - 3.1%
Devon Energy Corp.		35,699	1,435,457
Diamondback Energy, Inc.		7,272	1,192,244
Exxon Mobil Corp.		31,692	4,481,249
SLB Ltd.		12,754	617,039
			7,725,989

Financial - 14.2%
American Express Co.		3,716	1,308,664
Aon PLC - Class A		1,448	506,279
Arthur J Gallagher & Co.		1,947	485,523
Berkshire Hathaway, Inc. - Class B (a)		7,740	3,719,302
Blackrock, Inc.		2,715	3,037,922
Capital One Financial Corp.		2,730	597,679
Charles Schwab Corp.		7,034	730,973
Chubb Ltd.		1,554	481,056
Citigroup, Inc.		18,849	2,181,018
Coinbase Global, Inc. - Class A (a)		2,206	429,596
Digital Realty Trust, Inc.		8,628	1,431,817
Equinix, Inc.		972	797,944
Goldman Sachs Group, Inc.		1,269	1,187,035
Intercontinental Exchange, Inc.		10,110	1,756,916
JPMorgan Chase & Co.		13,742	4,203,540
Marsh & McLennan Cos., Inc.		2,044	384,660
Morgan Stanley		5,259	961,345
PNC Financial Services Group, Inc.		11,072	2,472,378
Progressive Corp.		10,704	2,226,432
Prologis, Inc.		3,974	518,846
Public Storage		3,205	885,189
Visa, Inc. - Class A		13,383	4,307,051
Welltower, Inc.		4,328	815,222
			35,426,387

Industrial - 8.2%
Amphenol Corp. - Class A		8,066	1,162,149
Boeing Co. (a)		3,159	738,322
Caterpillar, Inc.		6,807	4,474,650
CSX Corp.		53,151	2,006,982
Deere & Co.		3,201	1,690,128
Eaton Corp. PLC		3,382	1,188,502
FedEx Corp.		1,272	409,902
GE Vernova, Inc.		1,117	811,355
General Electric Co.		5,769	1,769,872
Honeywell International, Inc.		4,318	982,431
Johnson Controls International PLC		2,870	342,276
L3Harris Technologies, Inc.		1,065	365,135
Lockheed Martin Corp.		842	534,013
Northrop Grumman Corp.		2,797	1,936,251
Packaging Corp. of America		2,190	487,385
Parker-Hannifin Corp.		537	502,546
RTX Corp.		5,944	1,194,328
			20,596,227

Technology - 30.9% (b)
Accenture PLC - Class A		2,494	657,518
Advanced Micro Devices, Inc. (a)		7,195	1,703,272
Analog Devices, Inc.		3,887	1,208,391
Apple, Inc.		60,419	15,677,522
Applied Materials, Inc.		3,265	1,052,375
Broadcom, Inc.		19,659	6,513,027
Broadridge Financial Solutions, Inc.		4,165	820,963
Cadence Design Systems, Inc. (a)		1,179	349,409
Crowdstrike Holdings, Inc. - Class A (a)		3,182	1,404,551
Intel Corp. (a)		9,102	422,970
International Business Machines Corp.		4,136	1,268,511
Intuit, Inc.		2,515	1,254,784
KLA Corp.		569	812,498
Lam Research Corp.		12,979	3,030,077
Micron Technology, Inc.		4,705	1,952,010
Microsoft Corp.		30,395	13,078,665
NVIDIA Corp.		99,325	18,983,987
Oracle Corp.		7,208	1,186,293
Palantir Technologies, Inc. - Class A (a)		8,969	1,314,766
QUALCOMM, Inc.		4,904	743,397
Sandisk Corp. (a)		569	327,886
Seagate Technology Holdings PLC		928	378,336
ServiceNow, Inc. (a)		11,462	1,341,169
Synopsys, Inc. (a)		794	369,301
Texas Instruments, Inc.		4,137	891,730
Western Digital Corp.		1,484	371,341
			77,114,749

Utilities - 2.2%
Duke Energy Corp.		15,391	1,867,698
NextEra Energy, Inc.		12,095	1,063,150
Southern Co.		29,332	2,619,641
			5,550,489
TOTAL COMMON STOCKS (Cost $177,055,069)			245,109,424

PURCHASED OPTIONS - 1.0% (a)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.1%
CBOE Volatility Index, Expiration: 02/18/2026; Exercise Price: $25.00 (c)	$ 4,360,000	2,500	230,000

Put Options - 0.9%
S&P 500 Index
Expiration: 03/20/2026; Exercise Price: $6,200.00 (c)	208,170,900	300	762,000
Expiration: 03/31/2026; Exercise Price: $3,500.00 (c)	763,293,300	1,100	132,000
Expiration: 03/31/2026; Exercise Price: $5,500.00 (c)	763,293,300	1,100	1,331,000
Total Put Options			2,225,000
TOTAL PURCHASED OPTIONS (Cost $3,818,148)			2,455,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (f)		2,550,289	2,550,289
TOTAL MONEY MARKET FUNDS (Cost $2,550,289)			2,550,289

TOTAL INVESTMENTS - 100.3% (Cost $183,423,506)			250,114,713
Liabilities in Excess of Other Assets - (0.3)%			(793,145)
TOTAL NET ASSETS - 100.0%			$249,321,568

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
CBOE Volatility Index, Expiration: 02/18/2026; Exercise Price: $50.00	$(4,360,000)	(2,500)	$(63,750)

Put Options - (0.5)%
S&P 500 Index
Expiration: 03/20/2026; Exercise Price: $5,500.00	(208,170,900)	(300)	(250,500)
Expiration: 03/31/2026; Exercise Price: $4,500.00	(1,526,586,600)	(2,200)	(836,000)
Total Put Options			(1,086,500)
TOTAL WRITTEN OPTIONS (Premiums received $1,896,618)			$(1,150,250)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Drawdown Managed Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$245,109,424	$–	$–	$245,109,424
Purchased Options	–	2,455,000	–	2,455,000
Money Market Funds	2,550,289	–	–	2,550,289
Total Investments	$247,659,713	$2,455,000	$–	$250,114,713

Liabilities:
Investments:
Written Options	$–	$(1,150,250)	$–	$(1,150,250)
Total Investments	$–	$(1,150,250)	$–	$(1,150,250)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.